CHAPTER 11 FILING AND OTHER RELATED MATTERS - Schedule of Reorganization Items under Chapter 11 of US Bankruptcy Code (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Professional fees and other bankruptcy related costs	$ 92,195	$ 2,302
Total settlements with creditors	(20,525)	0
Post-petition interest, fees and other cures	94,567	0
Debtor-in-possession financing costs	24,885	0
Write-off of debt issuance costs and original issue net discount on liabilities subject to compromise	0	3,529
(Gain) from adjustment of liabilities subject to compromise fair value to expected allowed amount	0	(203,236)
Reorganization items, net	191,122	(197,405)	$ 0
Priority Power
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(4,878)	0
ACM ELF ST LLC Lease
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(5,003)	0
HMC
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	8,269	0
Trilogy
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(385)	0
Didado
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	657	0
Celsius - Cedarvale PSA
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	2,175	0
Harper
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	4,977	0
McCarthy
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	4,590	0
Dalton
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(1,122)	0
Gryphon
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(23,260)	0
Foundry
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	(12,636)	0
OG&E
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	4,800	0
Maddox
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	1,277	0
Other, net
Reorganization, Chapter 11 [Line Items]
Total settlements with creditors	$ 14	$ 0